PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Schedule of property, plant and equipment
Property and equipment as of December 31, 2020 included the following:

	Computer equipment and software	Furniture and office supplies	Office fixtures	Vehicles	Buildings	Lands	Properties under construction	Total
Useful life (years)	3	5	3	5	50
Cost
Values at beginning of year	38,939	9,599	50,357	108	13,821	2,354	34,171	149,349
Additions related to business combinations (note 25.16)	1,075	222	139	29	—	—	—	1,465
Additions	10,900	625	810	—	10	—	16,285	28,630
Disposals	(592)	(489)	(71)	(58)	—	—	(46)	(1,256)
Transfers	—	89	442	—	76	—	(607)	—
Translation	10	38	(109)	—	—	—	—	(61)
Values at end of year	50,332	10,084	51,568	79	13,907	2,354	49,803	178,127

Depreciation
Accumulated at beginning of year	25,277	5,344	30,290	28	877	—	—	61,816
Additions	7,837	1,464	6,413	16	307	—	—	16,037
Disposals	(496)	(250)	(35)	(31)	—	—	—	(812)
Translation	29	93	(67)	4	—	—	—	59
Accumulated at end of year	32,647	6,651	36,601	17	1,184	—	—	77,100
Carrying amount	17,685	3,433	14,967	62	12,723	2,354	49,803	101,027

Property and equipment as of December 31, 2019 included the following:

	Computer equipment and software	Furniture and office supplies	Office fixtures	Vehicles	Buildings	Lands	Properties under construction	Total
Useful life (years)	3	5	3	5	50
Cost
Values at beginning of year	30,053	7,142	41,904	37	13,401	2,354	4,365	99,256
Additions related to business combinations (note 25.16)	878	727	1,585	71	420	—	—	3,681
Additions	8,397	570	1,055	—	—	—	37,015	47,037
Transfers	48	1,369	5,787	—	—	—	(7,204)	—
Disposals	(268)	(42)	—	—	—	—	(5)	(315)
Translation	(169)	(167)	26	—	—	—	—	(310)
Values at end of year	38,939	9,599	50,357	108	13,821	2,354	34,171	149,349

Depreciation
Accumulated at beginning of year	18,873	4,296	23,997	21	609	—	—	47,796
Additions	6,759	1,225	6,283	7	268	—	—	14,542
Disposals	(191)	(46)	—	—	—	—	—	(237)
Translation	(164)	(131)	10	—	—	—	—	(285)
Accumulated at end of year	25,277	5,344	30,290	28	877	—	—	61,816
Carrying amount	13,662	4,255	20,067	80	12,944	2,354	34,171	87,533